Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2021 were:

(in thousands)	Capital leases	Operating leases
Year ending December 31:
2022	$37	$4,263
2023	37	3,946
2024	29	3,291
2025	—	2,718
2026	—	1,954
Thereafter	—	1,044
Total minimum lease payments	$103	$17,216
Less: amount representing interest (6% interest rate)	(7)
Present value of net minimum capital lease payments	$96
Less current installments of obligations under capital leases	(33)
Obligations under capital leases, excluding current installments	$63

Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2021 were:

(in thousands)	Capital leases	Operating leases
Year ending December 31:
2022	$37	$4,263
2023	37	3,946
2024	29	3,291
2025	—	2,718
2026	—	1,954
Thereafter	—	1,044
Total minimum lease payments	$103	$17,216
Less: amount representing interest (6% interest rate)	(7)
Present value of net minimum capital lease payments	$96
Less current installments of obligations under capital leases	(33)
Obligations under capital leases, excluding current installments	$63